Other disclosures - Restrictions (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Apr. 29, 2021	Dec. 31, 2020
Other disclosures
Legal reserve	$ 16,365	$ 1,494	$ 14,346
Legal reserve on individual basis	$ 12,710		$ 11,217